Share Capital - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2014 Vote	Mar. 31, 2013	Mar. 31, 2009
Equity [Abstract]
Number of votes of each common stock	1
Common stock, shares authorized	12,500,000	12,500,000	12,500,000
Preferred stock, shares authorized	250,000	250,000	250,000
Conversion of common stock	Every four shares of common stock of Global-Tech issued and outstanding as of the Effective Date were consolidated into one share of post-reverse split common stock
Reverse stock split of common stock issued and outstanding	4-for-1